Wells, Pipelines, Properties, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net
NOTE 13. WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET

	Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment
Balances as of January 1, 2020	Ps. 848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	—	3,267,177,099
Acquisitions	5,918,741	(3,078)	713,306	8,186,133	1,220,301	1,313,245	73,983	959,754	43,178,921	779,898	—	—	62,341,204
Reclassifications	(1,963,411)	—	101,327	—	(7,280)	—	150,879	(73,609)	42,424	47,190	16	—	(1,702,464)
Capitalization	432,546	—	6,626,995	24,349,676	13,879	1,474,545	5,198	—	(32,989,533)	86,694	—	—	—
(Impairment)	(15,648,621)	—	(6,880,060)	(16,661,200)	—	(9,736,235)	—	—	(1,819,404)	—	—	—	(50,745,520)
Reversal of impairment	8,644,317	—	1,011,652	35,080,511	429,790	13,503,826	—	—	—	—	—	—	58,670,096
Disposals	(1,140,879)	—	(1,559,844)	(151,405)	(944,145)	—	(571,445)	(70,169)	(162,111)	(210,005)	(16)	—	(4,810,019)

Balances as of June 30, 2020	Ps. 845,084,020	13,089,746	460,948,453	1,354,472,661	64,030,772	333,038,323	50,066,177	17,171,194	148,175,737	44,853,313	—	—	3,330,930,396

Balances as of January 1, 2020	Ps. 848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	—	3,267,177,099
Acquisitions	13,934,129	246,351	1,911,502	15,602,539	1,118,794	3,696,726	294,329	552,865	131,963,334	543,472	—	—	169,864,041
Reclassifications	(1,446,201)	—	228,056	—	361,131	—	410,240	7,586	(1,234,963)	115,107	24,601	—	(1,534,443)
Capitalization	9,906,725	—	19,022,425	42,183,243	616,006	15,695,486	8,835	1,532	(87,150,784)	(283,468)	—	—	—
(Impairment)	(66,031,126)	—	(9,392,862)	(48,028,474)	(65,964)	(16,210,995)	—	—	(20,210,911)	—	—	—	(159,940,332)
Reversal of impairment	9,797,281	153,456	11,943,047	73,801,995	1,563,299	25,872,979	8,159	426,560	19,856	—	—	—	123,586,632
Disposals	(3,297,113)	—	(2,855,580)	—	(6,599,754)	(1,184,109)	(2,300,115)	(514,229)	(1,441,548)	(298,828)	(24,601)	—	(18,515,877)

Balances as of December 31, 2020	Ps. 811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	—	3,380,637,120

Acquisitions	3,880,893	—	827,389	16,016,060	10,822	1,215,842	732,709	23,263	41,666,809	—	—	—	64,373,787
Reclassifications	(25,191)	—	(21,158)	9,491	(27)	14,966	(4,920)	(5,303)	(1,920)	(1,660)	1,625	—	(34,097)
Capitalization	603,525	—	1,797,529	20,344,576	49,009	2,148,170	118,110	—	(25,060,919)	—	—	—	—
(Impairment)	(4,953,757)	—	(8,286,406)	(23,215,425)	—	1,362,306	—	—	—	—	(1,421)	—	(35,094,703)
Reversal of impairment	10,786,947	—	3,311,419	51,541,252	—	1,537,685	—	109,860	—	—	—	—	67,287,163
Disposals	(65,719)	—	(28,862)	—	(38,932)	—	(19,156)	(49,427)	(1,118,730)	(15,164)	(204)	—	(1,336,194)

Balances as of June 30, 2021	Ps. 821,931,720	13,492,631	479,391,576	1,451,924,203	60,332,611	360,631,998	49,655,753	16,907,925	177,355,664	44,208,995	—		3,475,833,076

Accumulated depreciation and amortization
Balances as of January 1, 2020	Ps. (481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	—	(1,989,628,537)
Depreciation and amortization	(21,266,709)	(227,586)	(6,509,285)	(27,967,312)	(987,990)	(5,816,001)	(1,155,393)	(394,499)	—	—	—	—	(64,324,775)
Reclassifications	2,017,565	—	(242,871)	—	7,421	—	(68,412)	(11,239)	—	—	—	—	1,702,464
Disposals	679,050	—	692,385	—	771,012	—	509,248	114,487	—	—	—	—	2,766,182

Balances as of June 30, 2020	Ps. (500,035,257)	(5,745,035)	(195,479,067)	(1,053,008,773)	(43,833,720)	(199,351,088)	(43,762,514)	(8,269,212)	—	—	—	—	(2,049,484,666)

Balances as of January 1, 2020	Ps. (481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	—	(1,989,628,537)
Depreciation and amortization	(42,071,837)	(384,993)	(14,042,861)	(56,325,342)	(1,989,834)	(11,671,929)	(2,249,987)	(895,037)	—	—	—	—	(129,631,820)
Reclassifications	1,782,525	—	(90,590)	—	(103,562)	—	(203,053)	149,123	—	—	—	—	1,534,443
Disposals	1,172,277	—	2,576,418	—	5,824,019	968,552	2,164,127	512,922	—	—	—	—	13,218,315

Balances as of December 31, 2020	Ps. (520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	—	(2,104,507,599)

Depreciation and amortization	(18,091,427)	(165,407)	(7,917,965)	(32,861,788)	(922,250)	(6,932,087)	(996,256)	(310,687)	—	—	—	—	(68,197,867)
Reclassifications	47,616	—	(5,964)	—	25	—	1,659	(9,239)	—	—	—	—	34,097
Disposals	6,367	—	154,721	—	112,861	—	(7,215)	22,292	—	—	—	—	289,026

Balances as of June 30, 2021	Ps. (538,619,642)	(6,067,849)	(208,745,537)	(1,114,228,591)	(40,702,904)	(211,170,551)	(44,338,682)	(8,508,587)	—	—	—	—	(2,172,382,343)

Wells, pipelines, properties, plant and equipment—net as of June 30, 2020	Ps. 342,331,315	7,344,711	229,678,985	288,329,751	20,197,052	119,530,161	6,303,663	8,901,982	148,175,737	44,853,313	—	—	1,215,646,670

Wells, pipelines, properties, plant and equipment—net as of December 31, 2020	Ps. 291,122,824	7,590,189	280,815,336	305,861,446	20,418,199	150,114,565	5,492,140	8,618,579	161,870,424	44,225,819	—	—	1,276,129,521

Wells, pipelines, properties, plant and equipment—net as of June 30, 2021	Ps. 283,312,078	7,424,782	270,646,039	337,695,612	19,629,707	149,461,447	5,317,071	8,399,338	177,355,664	44,208,995	—	—	1,303,450,733

Depreciation rates	3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%
Estimated useful lives	20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25

(1)	Mainly wells, pipelines and plants.
A.
For the
six-month
period ended June 30, 2021 and the year ended December 31, 2020, the financing cost identified with fixed assets in the construction

or
installation stage, capitalized as part of the value of such fixed assets, was Ps. 1,487,241 and Ps. 3,893,248, respectively. Financing costs during the
six-month
period ended June 30, 2021 and the year ended December 31, 2020 were 6.15% to 6.35% and 5.75% to 7.08%,

respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the six-month
periods ended June 30, 2021 and 2020, recognized in operating costs and expenses, was Ps. 68,197,867, and Ps. 64,324,775, respectively, which includes costs related to plugging and abandonment of wells for the six-month
periods ended June 30, 2021 and 2020, of Ps. 68,335 and Ps. 1,502,323, respectively.

C.
As of June 30, 2021 and December 31, 2020, provisions relating to future plugging of wells costs amounted to Ps. 77,567,029 and Ps. 77,125,513
,
respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

D .	As of June 30, 2021 and 2020, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 800,793 and Ps. 74,512,844 , respectively.

E.
During the
six-month
periods ended June 30, 2021 and 2020, PEMEX recognized a reversal of impairment of Ps. 32,192,460 and Ps. 7,924,576, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

		2021				2020
		Reversal of impairment	(Impairment)	Reversal of impairment / (Impairment), net		Reversal of impairment	(Impairment)	Reversal of impairment / (Impairment), net
Pemex Exploration and Production	Ps.	54,790,402	(26,598,174)	28,192,228	Ps.	48,936,567	(38,302,866)	10,633,701
Pemex Industrial Transformation		7,822,877	(3,932,505)	3,890,372		5,496,926	(8,206,051)	(2,709,125)
Pemex Logistics		109,860	—	109,860		—	—	—

Total	Ps.	62,723,139	(30,530,679)	32,192,460	Ps.	54,433,493	(46,508,917)	7,924,576

Cash Generating Unit (CGU) of Pemex Exploration and Production
During the
six-month
periods ended June 30, 2021 and 2020, Pemex Exploration and Production recognized a net reversal of impairment, of Ps. 28,192,228 and Ps. 10,633,701, respectively.
The net reversal of impairment was in the following CGUs:

	2021	2020
Cantarell	Ps. 31,525,044	37,273,206
Aceite Terciario del Golfo	7,866,243	10,133,871
Crudo Ligero Marino	7,062,045	—
Antonio J. Bermudez	5,446,794	—
Tamaulipas Constituciones	1,787,997	—
Arenque	600,607	415,367
Ixtal - Manik	481,672	—
Burgos	—	955,460
Cuenca de Mascupana	—	158,663

Reversal of impairment	54,790,402	48,936,567
Chuc	(10,556,097)	(20,959,512)

Tsimin Xux	(7,479,619)	(14,774,073)
Burgos	(6,343,726)	—
Ku-Maloob-Zaap	(993,579)	—
Cuenca de Veracruz	(494,368)	—
Ogarrio Magallanes	(308,809)	—
Misión (Cee)	(297,469)	(28,424)
Cactus Sitio Grande	(123,472)	—
Cuenca de Mascupana	(1,035)	—
Crudo Ligero Marino	—	(1,045,288)
Ixtal - Manik	—	(1,335,000)
Costero	—	(160,569)

(Impairment)	(26,598,174)	(38,302,866)

Reversal of impairment, ne t	Ps. 28,192,228	10,633,701

As of June 30, 2021, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 28,192,228, mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 36,638,596, mainly in the Cantarell, Antonio J. Bermúdez and Aceite Terciario del Golfo (“ATG”) CGUs; (ii) a positive effect of Ps. 42,3127,857, due to a decrease in the discount rate from 6.23% to 5.68%, mainly in the Cantarell, ATG, Ixtal Manik and Antonio J. Bermudez CGUs; and (iii) an increase in proven reserves in the new Ixachi, Xikin, Jaatsul, Cheek, Uchbal, TetL, Teekit, Suuk, Pokche and Mulach fields. These effects were offset by (i) a decrease in production volume of crude oil and higher transportation and distribution costs, resulting in a negative effect of Ps. 41,010,776, mainly in the Burgos, Chuc and Tsimin Xux CGUs; (ii) an exchange rate effect of Ps. 3,280,961, as a result of the appreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.9487 = U.S. $1.00 as of December 31, 2020 to Ps. 19.8027 = U.S. $1.00 as of June 30, 2021; (iii) a negative tax effect of Ps. 1,713,106, mainly in the Cantarell, Antonio J. Bermúdez and ATG CGUs, due to higher income as a result of an increase in hydrocarbon prices and a decrease in the discount rate with respect to December 31, 2020; and (iv) a higher than expected cost on disposal of abandoned fixed assets of Ps. 4,769,381, due to the fact that these assets did not represent an investment for the remainder of financial year 2021, nor for the immediately subsequent years.
As of June 30, 2020, Pemex Exploration and Production recognized a net reversal of impairment of Ps.
10, 633,701
, mainly due to: (i) a positive exchange rate effect of Ps. 44,168,701 mainly in the Cantarell, ATG, Chuc, Tsimin, Xux, Ixtal Manik and Burgos CGUs; (ii) an increase in future net cash flows generating a positive effect of Ps. 39,752,000, mainly in the Cantarell, Burgos and ATG CGUs, as a result of an increase in volume production profiles that lead to increased future revenue estimates. There were additional increases in the volume production profiles of the new Ixachi, Xikin, Uchbal, Tetl, Teekit, Suuk, Pokche and Mulach fields; (iii) lower taxes of Ps. 3,020,000, mainly in the Chuc, Crudo Ligero Marino and Tsimin Xux CGUs, due to lower income from production profiles. These effects were partially offset by (i) a decrease in crude oil and gas prices, generating a negative effect of Ps. (40,320,000), mainly in the Chuc, Tsimin Xux, Burgos, Ixtal Manik and Crudo Ligero Marino CGUs and (ii) a negative effect from the discounting of future cash flows of Ps. (35,987,000), mainly in the Cantarell and ATG CGUs.
The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

June 30,
	2021	2020
Average crude oil price	54.56 USD/bl	50.29 USD/bl
Average gas price	4.69 USD/mpc	5.27 USD/mpc
Average condensates price	63.77 USD/bl	56.67 USD/bl
Discount rate	5.68% annual	6.30% annual
For 2021 and 2020 the total forecast production, calculated with a horizon of 25 years was 6,401 and 6,914 million barrels of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes.
As of June 30, 2021 and 2020, values in use for CGUs with impairment or reversal of impairment are:

		2021	2020
Ku-Maloob-Zaap	Ps.	649,487,778	841,469,387
Cuenca de Veracruz		166,211,278	103,282,178
Cantarell		137,428,547	131,401,801
Chuc		57,934,076	18,780,072
Aceite Terciario del Golfo		47,101,553	10,827,447
Antonio J. Bermudez		28,163,353	45,749,266
Cactus Sitio Grande		26,541,444	17,309,257
Ogarrio Magallanes		26,500,675	21,484,583
Crudo Ligero Marino		23,397,377	(9,234,885)
Tsimin Xux		22,906,019	16,532,723
Ixtal—Manik		15,760,675	10,805,971
Burgos		10,807,474	7,279,062
Poza Rica		8,275,931	13,409,099
Tamaulipas Constituciones		6,632,326	16,617,388
Arenque		5,843,838	8,949,799
Cuenca de Macuspana		1,020,364	23,478

Total	Ps.	1,234,012,708	1,254,686,626

Cash Generating Units of Pemex Industrial Transformation
During the
six-month
periods ended June 30, 2021 a
n
d 2020, Pemex Industrial Transformation recognized a net reversal of impairment and impairment of Ps. 3,890,372 and Ps. (2,709,125) respectively.
The net reversal of impairment and impairment were in the following cash generating units:

	2021		2020
Tula Refinery	Ps.	5,712,131	2,919,561
Minatitlán Refinery		1,104,019	2,577,365
Morelos Petrochemical Complex		1,006,727	—

Reversal of impairment		7,822,877	5,496,926
Madero Refinery		(3,932,505)	(8,206,051)

(Impairment)		(3,932,505)	(8,206,051)

Reversal of impairment (impairment)	Ps.	3,890,372	(2,709,125)

As of June 30, 2021, Pemex Industrial Transformation recognized a net reversal of impairment of Ps.

3,890,372
. This net reversal of impairment was mainly due to (i) a decrease in the discount rate of CGUs of refined products and ethylene products by 1.88% and 0.11%, respectively and (ii) an increase in the sale prices of products. These effects were partially offset by the appreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps.
19.9487
= U.S. $1.00 as of December 31, 2020 to Ps.
19.8027
= U.S. $1.00 as of June 30, 2021, which are used as cash flows when U.S. dollars are taken as reference.
As of June 30, 2020, the net impairment of Ps.
(2,709,125)
was mainly due to: (i) lower production levels, mainly at the Madero Refinery; (ii) a decrease in the sale prices of products; (iii) an increase in the discount rate of CGUs of refined products and gas by 0.24% and 0.21%, respectively, and in the discount rate of CGUs of petrochemicals and ethylene products by 0.05%, and 0.04% respectively; and (iv) the depreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps.
18.8452
= U.S. $1.00 as of December 31, 2019 to Ps.
22.9715
= U.S. $1.00 as of June 30, 2020, which are used as cash flows when U.S. dollars are taken as reference.
To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of June 30,
	2021		2020		2021	2020	2021	2020	2021	2020
	Refining				Gas		Petrochemicals		Ethylene
Average crude oil Price per barrel	U.S. $	56.61	U.S. $	35.50	N.A.		N.A.		N.A.
Processed volume (i)		921 Mbd		775 Mbd	Variable because the load inputs are diverse
Rate of Ps./U.S. dollar		19.8027		22.9715	19.8027	22.9715	19.8027	22.9715	19.8027	22.9715
Useful lives of the cash generating units (year average)		11		12	7	7	6	7	5	6
Discount rate (% annual)		8.95%		11.63%	10.00%	9.72%	8.18%	8.81%	8.18%	8.17%
Period*		2021-2032			2021-2027		2021-2026		2021-2025

*	The first 5 years are projected and stabilize at year 6.
(i)	Average of the first 4 years .
CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its cash generating units or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the cash generating units, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
As of June 30, 2021 and 2020, the value in use for the impairment of fixed assets was as follows:

	2021		2020
Tula Refinery	Ps.	59,876,872	57,078,940
Salina Cruz Refinery		48,166,092	41,073,212
Minatitlán Refinery		18,696,336	68,093,035
Morelos Petrochemical Complex		9,397,241	—
Madero Refinery		2,474,929	17,390,498

Total	Ps.	138,611,470	183,635,685